Acquisition Deposit	12 Months Ended
Sep. 30, 2024
Acquisition Deposit [Abstract]
ACQUISITION DEPOSIT

Note 6 — ACQUISITION DEPOSIT

On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Zhejiang Oulong Cultural and Tourism Industry Development Co., Ltd, formerly known as Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye (Wenzhou)”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye (Wenzhou) is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. As of September 30, 2023, the Company has paid $3,602,000. On March 1, 2024, all parties agreed to amend the consideration to $6,155,951 (RMB43.2 million). As of September 30, 2024, the Company has paid $5,517,719 (RMB38,721,142). The Company expects to complete this transaction mid of the fiscal year 2025.